Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Account balance			$ 43,563
Cash	$ 9,575,000		50,649
Deferred compensation			46,811
Payables	424		32,500	$ 251,056
Repayments of Notes Payable	399,126	$ 25,000	25,000
Reimbursable expenses	$ 0		24,303
Lavell Juan Malloy, II [Member]
Related Party Transactions [Line Items]
Outstanding balance					$ 43,563
Related Party [Member]
Related Party Transactions [Line Items]
Reimbursable expenses			24,303	9,611
Payables			51,712	$ 9,611
Repayments of Notes Payable			$ 37,020